T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.4%
Alabama 2.6%
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 7/1/46
(Tender 6/1/21)	14,745	15,300
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)	1,040	1,105
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)	10,105	10,930
Jefferson County, Series A, GO, 5.00%, 4/1/21	1,500	1,573
Jefferson County, Series A, GO, 5.00%, 4/1/22	2,900	3,138
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	17,345	18,926
		50,972

Arizona 2.2%
Arizona Dept. of Transportation State Highway Fund Revenue,
Sub Highway Revenue, Series A, 5.00%, 7/1/21	2,000	2,121
Maricopa County IDA, Banner Health Group, 5.00%, 1/1/20	2,025	2,031
Maricopa County IDA, Banner Health Group, 5.00%, 1/1/21	1,900	1,977
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.38%, 1.48%, 1/1/35 (Tender 10/18/22)	4,000	4,007
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.57%, 1.67%, 1/1/35 (Tender 10/18/24)	7,650	7,666
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)	2,300	2,539
Maricopa County IDA, Banner Health Group, VRDN, 5.00%,
1/1/46 (Tender 5/15/26)	7,000	8,477
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/23 (1)(2)	2,000	2,247
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/24 (1)(2)	1,000	1,154
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/25 (1)(2)	1,250	1,476
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/20 (1)	1,240	1,267

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/21 (1)	400	423
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1)	975	1,066
Salt River Agriculture Improvement & Power Dist. , 5.00%,
1/1/24	5,300	6,106
Salt River Agricultural Improvement & Power Dist. , Series
2011A, 5.00%, 12/1/28	1,500	1,612
		44,169

California 6.8%
California, GO, 5.00%, 8/1/20	2,000	2,053
California, GO, 5.00%, 9/1/21	5,875	6,286
California, GO, 5.00%, 4/1/22	1,185	1,293
California, GO, 5.00%, 10/1/22	17,290	19,203
California, GO, 5.00%, 10/1/23	2,000	2,293
California, GO, 5.00%, 11/1/23	10,500	12,070
California, GO, 5.25%, 9/1/22	10,175	11,337
California, GO, Refunding, 5.00%, 10/1/22	4,000	4,442
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,975	6,630
California HFFA, St. Joseph Health, Series D, VRDN, 5.00%,
7/1/34 (Tender 10/18/22)	13,025	14,442
California, Index Floating Rate Bond, FRN, Series B, GO, 70% of
1M USD LIBOR + 0.76%, 2.009%, 12/1/31 (Tender 12/1/21)	3,750	3,776
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/21	300	311
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22	500	536
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23	500	552
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24	600	680
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25	1,025	1,189

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26	1,125	1,332
California Statewide CDA, Viamonte Senior Living, 3.00%,
7/1/25	3,000	3,056
Los Angeles County Public Works Fin. Auth. , 5.00%, 8/1/20	1,000	1,027
Los Angeles County Public Works Fin. Auth. , 5.00%, 8/1/21	750	800
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1)	3,000	3,368
San Buenaventura, Community Memorial Health System,
6.00%, 12/1/19	675	675
San Diego Assoc. of Gov'ts, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23	5,000	5,560
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/21 (1)	1,025	1,080
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/22 (1)	1,025	1,115
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/23 (1)	800	897
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/21 (1)	3,125	3,292
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)	1,325	1,441
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1)	800	897
San Francisco City & County Int'l. Airport, Gov't. Purpose, Series
C, 5.00%, 5/1/21 (Prerefunded 5/1/20) (3)	1,160	1,179
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/21	1,565	1,591
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	2,750	2,795
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	14,000	15,900
		133,098

Colorado 1.8%
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunded 11/9/22) (3)	1,745	1,933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/21	375	383
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22	400	416
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23	750	815
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24	630	698
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25	600	675
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	550	617
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22	1,800	1,993
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23	1,600	1,825
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/24	1,150	1,348
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25	2,150	2,575
Denver City & County, Series A, 5.00%, 8/1/22	2,000	2,203
Denver City & County, Series A, 5.00%, 8/1/23	2,300	2,613
Denver City & County Airport, 5.25%, 11/15/22 (1)	1,540	1,655
Denver City & County Airport, Series A, 5.00%, 11/15/20	3,435	3,561
Denver City & County Airport, Series A, 5.00%, 11/15/20 (1)	3,300	3,417
Denver City & County Airport, Series B, 5.00%, 11/15/20	1,000	1,037
Denver Convention Center Hotel Auth. , 4.00%, 12/1/19	375	375
Denver Convention Center Hotel Auth. , 4.00%, 12/1/21	500	523
Denver Convention Center Hotel Auth. , 5.00%, 12/1/22	2,350	2,571
E-470 Public Toll Highway, Series A, 5.00%, 9/1/20	2,000	2,055
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.19%, 9/1/39 (Tender 9/1/21)	1,675	1,690
		34,978

Connecticut 0.2%
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 9/1/23	3,000	3,407
		3,407

District of Columbia 1.0%
Dist. of Columbia, Income Tax, Series C, 5.00%, 12/1/22	4,620	5,145
Metropolitan Washington Airports Auth. , 5.00%, 10/1/24 (1)	1,155	1,344
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23 (1)	6,460	7,321
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/24 (1)	3,975	4,625
Metropolitan Washington Airports Auth. , Airport System
Revenue, Series A, 5.00%, 10/1/24 (1)	2,000	2,203
		20,638

Florida 6.9%
Alachua County HFA, Shands Teaching Hospital, 5.00%,
12/1/25	1,225	1,463
Alachua County HFA, Shands Teaching Hospital, VRDN,
5.00%, 12/1/37 (Tender 12/1/26)	1,000	1,190
Brevard County HFA, Health First, 5.00%, 4/1/20	530	536
Brevard County HFA, Health First, 5.00%, 4/1/21	1,000	1,048
Brevard County HFA, Health First, 5.00%, 4/1/23	1,895	2,114
Broward County Airport System Revenue, 5.00%, 10/1/21 (1)	550	587
Broward County Airport System Revenue, 5.00%, 10/1/22 (1)	425	468
Broward County Airport System Revenue, 5.00%, 10/1/23 (1)	675	766
Broward County Airport System Revenue, Series A, 5.00%,
10/1/23 (1)	1,250	1,418
Broward County Airport System Revenue, Series A, 5.00%,
10/1/24 (1)	1,250	1,456
Broward County Airport System Revenue, Series A, 5.00%,
10/1/25 (1)	2,065	2,461
Broward County Airport System Revenue, Series B, 5.00%,
10/1/23 (1)	1,375	1,560
Broward County Airport System Revenue, Series B, 5.00%,
10/1/24 (1)	1,400	1,630
Broward County Airport System Revenue, Series B, 5.00%,
10/1/25 (1)	1,500	1,788
Broward County Airport System Revenue, Series C, 5.00%,
10/1/25 (1)	1,235	1,472
Broward County Airport System Revenue, Series P-1, 5.00%,
10/1/22 (1)	2,500	2,756
Broward County Water & Sewer Utility Revenue, Series B,
5.00%, 10/1/22	1,395	1,546
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/20	375	383
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/21	325	344
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/22	750	822
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/23	740	836
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/24	250	291
Florida, Board of Ed. , Capital Outlay, Series B, GO, 5.00%,
6/1/25	7,340	8,810
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/22	11,250	12,322
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/25	5,610	6,548
Florida, Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/25	7,425	8,913
Florida, Board of Ed. , Lottery, Series A, 5.00%, 7/1/20	3,000	3,067
Florida Dept. of Environmental Protection, Series A, 5.00%,
7/1/22	4,800	5,274
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/21	4,420	4,689
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A,GO, 5.00%, 7/1/22	4,655	5,114
Florida DOT, Turnpike Auth. , Series A, 5.00%, 7/1/22	11,300	12,403
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/21	685	732
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/22	1,265	1,398
Florida Municipal Power Agency, All-Requirements Power
Supply, Series A, 5.00%, 10/1/20	1,720	1,774
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/20 (1)	2,700	2,784
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/23 (1)	3,300	3,744
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/25 (1)	5,000	5,975
Jacksonville Electric Auth. , Water & Sewer, Series A, 5.00%,
10/1/22 (4)	1,000	1,109
Martin County HFA, Memorial Medical Center, 5.00%,
11/15/22 (4)	1,445	1,602
Miami-Dade County Aviation Revenue, Series B, 5.00%,
10/1/20 (1)	1,150	1,186
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/24	1,530	1,673
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/21	2,070	2,189
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/22	3,250	3,539
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	3,350	3,825
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/21	400	425
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22	500	549
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23	700	793
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24	610	711
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25	600	717
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26	600	732
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	1,150	1,180
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	500	532
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	580	637
St. Lucie County, Florida Power & Light, VRDN, 1.25%,
5/1/24 (1)	1,600	1,600
Tampa, Baycare Health, 5.00%, 11/15/20	1,600	1,627
Tampa, Baycare Health, Series A, 5.00%, 11/15/25	1,500	1,636
		136,744

Georgia 5.5%
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)	7,500	7,604
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)	2,450	2,490
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/20	175	177
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/21	355	371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/23	350	389
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/24	350	400
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/25	350	410
Forsyth County School Dist. , GO, 5.00%, 2/1/22	9,140	9,899
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/20	165	167
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/21	160	167
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/22	700	756
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/24	500	571
Fulton County Dev. Auth. , WellStar Health. , Series A, RAC,
5.00%, 4/1/25	400	469
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/21	1,040	1,084
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/25	245	285
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/21	705	736
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/23	500	556
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/24	750	858
Georgia, Series A-1, GO, 5.00%, 2/1/21	4,040	4,222
Georgia, Series A-1, GO, 5.00%, 2/1/22	4,800	5,201
Georgia, Series C, GO, 5.00%, 7/1/23	3,600	4,088
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 4.00%, 8/1/20	2,835	2,881
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/22	1,220	1,329
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/24	4,535	5,202
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/25	4,760	5,580
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	1,500	1,738
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/20	125	127
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/22	300	324
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/23	325	362
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/25	500	586
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	8,800	9,803
Main Street Natural Gas, Series C, VRDN, 4.00%, 8/1/48
(Tender 12/1/23)	5,050	5,510
Main Street Natural Gas, Series D, FRN, 67% of 1M USD
LIBOR + 0.83%, 2.024%, 8/1/48 (Tender 12/1/23)	5,200	5,206
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 1.67%, 8/1/48 (Tender 12/1/23)	5,000	5,003
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 3/15/21	1,275	1,332
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/20	175	177
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/20	275	276
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/21	265	275
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/22	375	402
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/23	550	609
Municipal Electric Auth. of Georgia, General Power Revenue,
Series A, 5.00%, 1/1/21	11,970	12,431
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/20	1,750	1,755
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/21	700	727
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/22	2,085	2,237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/23	2,925	3,237
		108,009

Hawaii 0.3%
State of Hawaii Airports System Revenue, 5.00%, 7/1/22 (1)	5,130	5,421
		5,421

Illinois 4.4%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/22 (1)	9,000	9,661
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	6,000	6,933
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/22	3,900	4,201
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23	3,750	4,171
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/21	1,750	1,821
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22	1,700	1,831
Chicago Transit Auth. , Capital Grant, GAN, 5.00%, 6/1/20	1,500	1,525
Chicago Transit Auth. , Capital Grant, GAN, 5.00%, 6/1/21	600	630
Chicago Wastewater, Series B, 5.00%, 1/1/20	1,000	1,003
Chicago Wastewater, Series B, 5.00%, 1/1/21	1,500	1,557
Chicago Wastewater, Series B, 5.00%, 1/1/22	1,100	1,177
Chicago Wastewater, Series B, 5.00%, 1/1/23	1,850	2,039
Chicago Wastewater, Series B, 5.00%, 1/1/24	2,140	2,413
Chicago Wastewater, Series C, 5.00%, 1/1/22	1,000	1,069
Chicago Waterworks, 5.00%, 11/1/22	1,000	1,097
Chicago Waterworks, 5.00%, 11/1/23	3,750	4,219
Chicago Waterworks, 5.00%, 11/1/24	3,850	4,427
Chicago Waterworks, Series A-1, 5.00%, 11/1/23	1,300	1,467
Chicago Waterworks, Series A-1, 5.00%, 11/1/24	460	529
Illinois, GO, 5.00%, 2/1/20	2,550	2,563
Illinois, GO, 5.00%, 1/1/21 (5)	220	221
Illinois, GO, 5.00%, 2/1/21	2,550	2,644
Illinois, Series D, GO, 5.00%, 11/1/20	5,675	5,825
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Illinois, Series D, GO, 5.00%, 11/1/21	6,300	6,644
Illinois, Series D, GO, 5.00%, 11/1/23	2,230	2,450
Illinois Fin. Auth. , Palos Community Hosp. , Series C, 5.00%,
5/15/20	2,250	2,286
Illinois Fin. Auth. , Univ. of Chicago Medical Center, Series D-1,
VRDN, 1.14%, 8/1/43	600	600
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, 5.00%, 12/15/20	4,840	4,991
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/19	850	850
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/20	910	943
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	1,800	2,015
Railsplitter Tobacco Settlement Auth. , 6.00%, 6/1/28
(Prerefunded 6/1/21) (3)	2,000	2,142
		85,944

Indiana 0.4%
Indiana Fin. Auth, Indiana Univ. , VRDN, 1.65%, 12/1/42 (Tender
7/1/22)	3,700	3,721
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/20	655	670
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	1,295	1,362
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/22	640	690
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/23	815	899
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/24	845	950
		8,292

Iowa 0.2%
Iowa Fin. Auth. , Midwestern Fertilizer, 3.125%, 12/1/22	825	835
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/21	1,300	1,358
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/22	1,200	1,295
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/23	1,000	1,112
		4,600

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kansas 0.1%
Lenexa City, Lakeview Village, Health Care Fac. , Series A,
5.00%, 5/15/20	435	440
Lenexa City, Lakeview Village, Health Care Fac. , Series A,
5.00%, 5/15/23	650	707
		1,147

Kentucky 1.4%
Kentucky Economic DFA, Owensboro Medical Health, 5.00%,
6/1/21	1,235	1,288
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/21	1,200	1,252
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	1,150	1,232
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23	2,000	2,196
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24	1,115	1,253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	1,400	1,607
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26	2,175	2,540
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	4,350	4,419
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.75%, 6/1/25 (Prerefunded 6/1/20) (3)	4,460	4,561
Kentucky Public Energy Authority, Series A, VRDN, GO, 4.00%,
4/1/48 (Tender 4/1/24)	2,500	2,722
Russell, Bon Secours Health System, 5.00%, 11/1/22 (4)	3,555	3,936
		27,006

Louisiana 0.5%
Louisiana Offshore Terminal Auth. , Loop Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,750	1,752
New Orleans Aviation Board, Series B, 5.00%, 1/1/20 (1)	565	566
New Orleans Aviation Board, Series B, 5.00%, 1/1/21 (1)	525	544
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1)	325	348
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1)	250	276
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1)	225	255
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1)	250	290
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%,
6/1/37 (Tender 4/1/23)	2,000	1,999
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/22	1,685	1,821
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/23	1,000	1,112
		8,963

Maryland 6.1%
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/20	500	513
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/22	1,100	1,198
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/23	500	560
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/24	1,950	2,239
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/25	2,040	2,394
Baltimore City, Wastewater, Series E, 5.00%, 7/1/20	2,225	2,274
Baltimore City, Water, Series C, 5.00%, 7/1/20	1,095	1,119
Baltimore City, Water, Series C, 5.00%, 7/1/21	1,555	1,647
Gaithersburg, Economic Dev. , Asbury Maryland Obligated
Group, Series B, 5.00%, 1/1/27	6,040	6,881
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	3,070	3,213
Maryland, Series B, GO, 5.00%, 8/1/24	5,800	6,801
Maryland, Series C, GO, 5.00%, 8/1/20	5,000	5,129
Maryland DOT, 5.00%, 2/1/22	5,805	6,284
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/21	500	526
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/22	395	428
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/23	325	362
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.125%, 6/1/20 (4)	350	357
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Ports America Chesapeake, Series B,
5.125%, 6/1/20 (4)	860	877
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/24 (1)	250	285
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (1)	7,955	8,455
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/29 (1)	790	923
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25	1,000	1,166
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26	1,230	1,483
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27	2,500	3,071
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/20	1,000	1,021
Maryland HHEFA, Doctors Community Hosp. , 5.75%, 7/1/38
(Prerefunded 7/1/20) (3)	10,195	10,467
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (3)	65	69
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, 5.25%, 7/1/24	335	355
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/25	500	545
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/27	500	544
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21	4,040	4,259
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22	2,615	2,843
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23	9,000	10,055
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24	795	911
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26	1,535	1,765
Montgomery County, Series B, GO, 5.00%, 11/1/21	10,000	10,737
Montgomery County, Series C, GO, 5.00%, 10/1/24	4,285	5,050
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22	5,000	5,534
Prince George's County, Series A, GO, 5.00%, 7/15/21	7,330	7,784

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	350	351
		120,475

Massachusetts 2.9%
Commonwealth of Massachusetts, Series C, GO, 5.00%, 7/1/27
(Prerefunded 7/1/22) (3)	8,640	9,485
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (3)	7,390	8,158
Commonwealth of Massachusetts, Series F, GO, 5.00%,
11/1/25 (Prerefunded 11/1/22) (3)	10,000	11,102
Commonwealth of Massachusetts Transportation Fund
Revenue, Accelerated Bridge Program, Series A, 5.00%, 6/1/27
(Prerefunded 6/1/21) (3)	8,835	9,347
Massachusetts Bay Transportation Auth. , Dedicated Sales Tax,
BAN, 4.00%, 12/1/21	10,300	10,890
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/21 (1)	1,610	1,699
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/22 (1)	2,000	2,174
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/23 (1)	2,000	2,234
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/24 (1)	2,000	2,289
		57,378

Michigan 3.2%
Detroit City School Dist. , Series C, GO, 5.25%, 5/1/25	9,835	10,808
Detroit Downtown Dev. Auth. , Series A, 5.00%, 7/1/24 (5)	975	1,118
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/23	2,780	3,140
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/27	5,800	7,013
Michigan Building Auth. , Series I, 5.00%, 10/15/21	1,000	1,071
Michigan Building Auth. , Series I, 5.00%, 4/15/22	750	817
Michigan, City of Detroit, GO, 5.00%, 4/1/20	1,000	1,008
Michigan, City of Detroit, GO, 5.00%, 4/1/21	1,000	1,033
Michigan, City of Detroit, GO, 5.00%, 4/1/22	850	897
Michigan, City of Detroit, GO, 5.00%, 4/1/23	500	537

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan, City of Detroit, GO, 5.00%, 4/1/24	900	984
Michigan, City of Detroit, GO, 5.00%, 4/1/25	860	956
Michigan Fin. Auth. , Great Lakes Water Auth. , Senior Lien,
Series C, 5.00%, 7/1/29 (5)	2,500	2,892
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/20	325	336
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/21	925	990
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/22	1,475	1,629
Michigan Fin. Auth. , Local Gov't Loan Program, 5.00%, 7/1/27
(5)	2,850	3,315
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/19	700	700
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/20	775	804
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/21	775	832
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/22	500	554
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/23	550	628
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/24	975	1,147
Wayne County Airport Auth. , Series A, 4.00%, 12/1/20 (1)(5)	2,665	2,736
Wayne County Airport Auth. , Series A, 5.00%, 12/1/22	2,220	2,462
Wayne County Airport Auth. , Series A, 5.00%, 12/1/23	430	491
Wayne County Airport Auth. , Series A, 5.00%, 12/1/24	500	587
Wayne County Airport Auth. , Series B, 5.00%, 12/1/20 (1)	550	570
Wayne County Airport Auth. , Series B, 5.00%, 12/1/21 (1)	1,185	1,269
Wayne County Airport Auth. , Series B, 5.00%, 12/1/22 (1)	1,215	1,340
Wayne County Airport Auth. , Series B, 5.00%, 12/1/23 (1)	2,195	2,487
Wayne County Airport Auth. , Series B, 5.00%, 12/1/24 (1)	2,385	2,773
Wayne County Airport Auth. , Series B, 5.00%, 12/1/25 (1)	2,405	2,862
Wayne County Airport Auth. , Series C, 5.00%, 12/1/22	3,000	3,111
		63,897
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Minnesota 1.9%
Minnesota, Series A, GO, 5.00%, 8/1/23	4,000	4,554
Minnesota, Series A, GO, 5.00%, 8/1/26	5,320	6,578
Minnesota, Series D, GO, 5.00%, 10/1/24	8,675	10,223
Minnesota, Series D, GO, 5.00%, 8/1/21	3,220	3,426
Minnesota, Series D, GO, 5.00%, 10/1/21	2,120	2,269
Minnesota, Series D, GO, 5.00%, 8/1/27	7,875	9,451
		36,501

Mississippi 0.3%
Mississippi Dev. Bank, Harrison County Highway, Series A,
5.00%, 1/1/20	1,750	1,755
Mississippi Dev. Bank, Laurel Highway, Series B, 4.00%, 1/1/20	1,485	1,488
Mississippi Dev. Bank, Madison County Highway, Series C,
5.00%, 1/1/20	1,750	1,755
		4,998

Missouri 0.2%
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26	1,620	1,863
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(5)	400	424
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(5)	450	491
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(5)	215	241
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(5)	840	968
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(5)	375	442
		4,429

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/20	190	192
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/21	760	787
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	685	723
		1,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Nebraska 0.2%
Central Plains Energy, 5.00%, 9/1/42	4,070	4,410
Central Plains Energy, Project No. 4, GO, VRDN, 5.00%, 3/1/50
(Tender 1/1/24)	40	45
		4,455

Nevada 0.8%
Clark County, Transportation Improvement, Series B, GO,
5.00%, 12/1/22	6,495	7,224
Clark County Dept. of Aviation, Airport Improvement, Series A,
5.00%, 7/1/21	3,000	3,180
Clark County Dept. of Aviation, Airport Improvement, Series D,
5.00%, 7/1/21 (Prerefunded 1/1/20) (3)	1,500	1,504
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Series A-1, 5.00%, 7/1/22 (1)	1,700	1,857
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Passenger Fac. Charge, Series B, 5.00%,
7/1/21 (1)	2,405	2,546
		16,311

New Jersey 1.4%
New Jersey Economic Dev. Auth. , The Goethals, 5.00%,
7/1/22 (1)	1,650	1,789
New Jersey EFA, Princeton Univ. , Series B, 5.00%, 7/1/21	2,660	2,825
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	5,500	6,009
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24	3,085	3,533
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A-1, 5.00%, 6/15/20	6,750	6,879
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35
(Prerefunded 1/1/22) (3)	3,500	3,780
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/22	1,760	1,905
		26,720

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York 10.3%
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/20	760	776
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/21	1,700	1,794
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/22	975	1,059
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/23	1,250	1,394
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/24	3,000	3,423
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/19 (6)	1,000	1,000
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (6)	1,500	1,569
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 12/15/20	5,000	5,201
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 12/15/23	3,400	3,793
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/20	5,000	5,176
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/21	3,750	4,018
Metropolitan Transportation Auth. , Series D-1, BAN, 5.00%,
9/1/22	14,780	16,203
Nassau County Local Economy Assistance Corp. , Winthrop
Univ. Hosp. , 5.00%, 7/1/22	1,000	1,091
New York City, Series 1, GO, 5.00%, 8/1/25	5,400	6,502
New York City, Series C, GO, 5.00%, 8/1/22	8,755	9,646
New York City, Series C, GO, 5.00%, 8/1/23	10,000	11,366
New York City, Series D, GO, 5.00%, 8/1/24	13,145	14,686
New York City, Series E, GO, 5.00%, 8/1/21	6,000	6,156
New York City, Series G, GO, 5.00%, 8/1/21	4,400	4,680
New York City, Series H, GO, 5.00%, 8/1/20	5,575	5,718
New York City Transitional Fin. Auth. , Building Aid Revenue,
Series S-1, 5.00%, 7/15/20 (4)	1,205	1,235
New York City Transitional Fin. Auth. , Building Aid Revenue,
Series S-2, 5.00%, 7/15/20 (4)	1,055	1,081
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. , Building Aid Revenue,
Unrefunded Balance, Series S-1, 5.00%, 7/15/20	195	200
New York City Transitional Fin. Auth. , Building Aid Revenue,
Unrefunded Balance, Series S-2, 5.00%, 7/15/20	170	174
New York City Transitional Fin. Auth. , Future Tax Secured,
Series F1, 5.00%, 5/1/22	10,000	10,932
New York State Dormitory Auth. , Bidding Group, GO, 5.00%,
3/15/24 (4)	5	6
New York State Dormitory Auth. , Bidding Group 2, GO, 5.00%,
3/15/24	9,795	11,365
New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series E, 5.00%, 3/15/21	3,215	3,376
New York State Thruway Auth. , Series I, 5.00%, 1/1/20	1,445	1,449
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (1)	2,020	2,118
New York State Transportation Dev. , American Airlines, John F.
Kennedy Int'l. Airport, 5.00%, 8/1/21 (1)	2,200	2,313
New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/22 (1)	2,520	2,696
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (1)	4,055	4,449
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/21	20,000	20,999
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	7,100	7,988
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	3,275	3,800
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1)	6,850	7,567
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1)	10,030	12,197
Sales Tax Asset Receivable Corp. , Series A, 5.00%, 10/15/22	3,310	3,683
Suffolk County Economic Dev. Corp. , Catholic Health Services
of Long Island, 5.00%, 7/1/20	345	352
		203,231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina 2.8%
Charlotte Water & Sewer, 5.00%, 7/1/21	2,000	2,122
Mecklenburg County, Series A, GO, 5.00%, 9/1/20	1,385	1,425
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	1,560	1,641
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/23 (Prerefunded 7/1/22) (3)	10,430	11,450
North Carolina Medical Care Commission, Cape Fear Valley
Health System, 5.00%, 10/1/23	9,785	10,761
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25	250	271
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	105	107
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	120	126
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	215	230
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	150	164
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	180	200
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	125	141
North Carolina Medical Care Commission, United Methodist
Retirement Home, 5.00%, 10/1/27	175	199
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22	350	383
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23	400	450
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24	950	1,090
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26	750	853
North Carolina Medical Care Commission, Wake Forest Baptist,
5.00%, 12/1/27	1,125	1,241
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23	2,000	2,217
North Carolina Medical Care Commission, Wake Forest Baptist,
Series C, 5.25%, 6/1/25	4,295	4,382
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Municipal Power Agency #1, Catawba Electric,
Series B, 5.00%, 1/1/21 (Prerefunded 1/1/20) (3)	2,000	2,006
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23	1,500	1,669
North Carolina Turnpike Auth. , 5.00%, 1/1/20	600	602
North Carolina Turnpike Auth. , 5.00%, 1/1/21	900	934
Wake County, Public Improvement, GO, 5.00%, 9/1/21	2,810	2,999
Wake County, Series C, GO, 5.00%, 3/1/23	6,200	6,964
		54,627

Ohio 0.6%
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/22 (1)	900	968
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/23 (1)	1,200	1,331
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/24 (1)	1,200	1,369
Columbus, Series A, GO, 5.00%, 4/1/24	1,810	2,099
Columbus, Series A, GO, 5.00%, 4/1/25	3,445	4,112
Hamilton County, Life Enriching Community, 4.00%, 1/1/20	200	200
Hamilton County, Life Enriching Community, 4.00%, 1/1/21	150	153
Hamilton County, Life Enriching Community, 5.00%, 1/1/22	100	106
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	100	109
Hamilton County, Life Enriching Community, 5.00%, 1/1/24	150	167
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	200	228
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	150	174
Ohio State Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 1.15%, 1/1/43	200	200
		11,216

Oklahoma 0.4%
Grand River Dam Auth. , Series A, 5.00%, 6/1/23	2,000	2,259
Norman Regional Hosp. Auth. , 5.00%, 9/1/20	1,820	1,867
Norman Regional Hosp. Auth. , 5.00%, 9/1/21	1,675	1,776
Norman Regional Hosp. Auth. , 5.00%, 9/1/22	2,060	2,251
		8,153
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Pennsylvania 3.9%
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/20	1,200	1,228
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/21	1,000	1,060
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/22	1,050	1,151
Butler County Hosp. Auth. , 4.00%, 7/1/20	1,175	1,191
Butler County Hosp. Auth. , 4.00%, 7/1/21	325	337
Butler County Hosp. Auth. , 5.00%, 7/1/22	315	342
Butler County Hosp. Auth. , 5.00%, 7/1/23	355	395
Butler County Hosp. Auth. , 5.00%, 7/1/24	1,550	1,768
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/21	6,500	6,837
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22	1,000	1,085
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23	1,000	1,117
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24	2,000	2,296
Delaware River Port Auth. , Series B, 5.00%, 1/1/21	5,500	5,729
Delaware River Port Auth. , Series B, 5.00%, 1/1/22	6,690	7,217
Delaware River Port Auth. , Series B, 5.00%, 1/1/23	2,250	2,510
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/22	1,300	1,422
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23	1,300	1,464
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24	1,700	1,966
Northampton County General Purpose Auth. , St. Luke's Health
Univ. , FRN, 70% of 1M USD LIBOR + 1.04%, 2.287%, 8/15/48
(Tender 8/15/24)	4,900	4,924
Pennsylvania Economic DFA, VRDN, 1.45%, 8/1/45 (Tender
2/3/20) (1)	8,950	8,948
Pennsylvania, GO, 5.00%, 9/15/22	10,250	11,310
Pennsylvania, Series 2, GO, 5.00%, 10/15/21	2,850	3,053
Philadelphia, Series A, GO, 5.00%, 8/1/21	1,500	1,592
Philadelphia, Series A, GO, 5.00%, 8/1/22	1,660	1,819
Philadelphia, Series A, GO, 5.00%, 8/1/23	1,270	1,435

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/20	775	789
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/21	975	1,022
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/22	1,175	1,265
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/23	1,175	1,296
		76,568

Puerto Rico 0.2%
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	6,213	4,942
		4,942

Rhode Island 0.5%
Rhode Island Commerce Corp. , GAN, Series A, 5.00%, 6/15/20	1,050	1,071
Rhode Island Commerce Corp. , GAN, Series A, 5.00%, 6/15/21	3,125	3,304
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	2,355	2,408
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	550	593
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	550	606
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	1,290	1,452
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	415	475
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	450	524
		10,433

South Carolina 1.3%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	6,000	6,550
Piedmont Municipal Power Agency, Electric, Series A, 5.00%,
1/1/23	2,080	2,307
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, 5.00%, 11/1/20 (4)	2,500	2,586
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (3)	3,000	3,326
South Carolina Ports Auth. , 5.00%, 7/1/21 (1)	3,650	3,860
South Carolina Ports Auth. , 5.00%, 7/1/23 (1)	2,555	2,875
South Carolina Ports Auth. , 5.00%, 7/1/24 (1)	850	983
South Carolina Ports Auth. , 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(3)	3,240	3,905
		26,392

South Dakota 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29	1,000	1,176
		1,176

Tennessee 2.7%
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/20	1,270	1,307
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/22	1,045	1,139
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/23	650	727
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/20	1,255	1,281
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/21	1,250	1,318
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/22	3,250	3,529
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/23	4,200	4,688
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/24	3,025	3,392
Metropolitan Gov't. of Nashville & Davidson County, GO, 5.00%,
7/1/21	4,750	5,038
Metropolitan Gov't. of Nashville & Davidson County,
Improvement, GO, 5.00%, 7/1/24	9,750	11,395
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23	5,065	5,558
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	10,810	11,591
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/22	1,300	1,392
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/23	1,410	1,549
		53,904

Texas 15.1%
Austin Airport System Revenue, 5.00%, 11/15/27 (1)	1,780	2,074
Austin Airport System Revenue, Series B, 5.00%, 11/15/22 (1)	620	685
Austin Airport System Revenue, Series B, 5.00%, 11/15/23 (1)	600	682
Central Texas Regional Mobility Auth. , 5.00%, 1/1/24	1,025	1,159
Central Texas Regional Mobility Auth. , 5.00%, 1/1/25	1,195	1,393
Central Texas Regional Mobility Auth. , 5.00%, 1/1/26	1,605	1,912
Central Texas Regional Mobility Auth. , 5.00%, 1/1/28	1,700	2,015
Central Texas Regional Mobility Auth. , 6.00%, 1/1/41
(Prerefunded 1/1/21) (3)	4,700	4,941
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/20	1,410	1,414
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/21	500	518
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/21	670	695
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/22	1,000	1,057
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/23	1,505	1,618
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/24	3,120	3,403
Dallas Independent School Dist. , Series A, GO, 5.00%, 2/15/23	8,615	9,654
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1)	1,785	1,970
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/20	1,000	1,035
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/20 (1)	4,975	5,144

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/24
(Prerefunded 11/1/20) (1)(3)	1,180	1,220
Dallas/Fort Worth Int'l. Airport, Series F, 5.00%, 11/1/25
(Prerefunded 11/1/20) (1)(3)	10,000	10,336
Garland Independent School Dist. , GO, 5.00%, 2/15/23	11,470	11,996
Grand Parkway Transportation, BAN, 5.00%, 2/1/23	5,000	5,550
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/24	1,865	2,059
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/25	2,780	3,066
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	1,825	2,018
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	1,880	2,198
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28	3,110	3,693
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)	4,000	4,671
Harris County Metropolitan Transit Auth. , Sales & Use Tax,
Series B, 5.00%, 11/1/22	10,915	12,101
Houston, Series A, GO, 5.00%, 3/1/21	1,375	1,440
Houston, Series A, GO, 5.00%, 3/1/22	725	785
Houston Airport System Revenue, Series A, 5.00%, 7/1/22 (1)	2,605	2,750
Houston Airport System Revenue, Series B-2, 5.00%,
7/15/20 (1)	4,750	4,844
Houston Airport System Revenue, United Airlines, Terminal
Improvement, Series C, 5.00%, 7/15/20 (1)	4,900	5,003
Houston Combined Utility System, Series B, 4.00%, 11/15/21	800	844
Houston Combined Utility System, Series B, 5.00%, 11/15/22	800	888
Houston Combined Utility System, Series B, 5.00%, 11/15/23	975	1,116
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/21	3,000	3,192
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/22	2,500	2,749
Houston Independent School Dist. , Permanent School Fund,
GO, 5.00%, 2/15/25	3,830	4,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Houston Independent School Dist. , Permanent School Fund,
Series A, GO, 5.00%, 2/15/20	500	504
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1)	1,000	1,085
Lower Colorado River Auth. , 5.00%, 5/15/21	1,725	1,819
Lower Colorado River Auth. , 5.00%, 5/15/22	2,180	2,298
Lower Colorado River Auth. , GO, 5.00%, 5/15/23	725	815
Lower Colorado River Auth. , GO, 5.00%, 5/15/24	1,045	1,209
Lower Colorado River Auth. , Series A, 5.00%, 5/15/21	2,025	2,135
Lower Colorado River Auth. , Series D, 5.00%, 5/15/20	5,000	5,085
Mission Economic Dev. , VRDN, 1.45%, 1/1/26 (Tender
2/3/20) (1)	5,000	4,999
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22	1,200	1,293
North Texas Tollway Auth. , 1st Tier, Series 2016-A, 5.00%,
1/1/22	2,000	2,155
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	2,070	2,306
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	4,425	5,056
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/21	350	364
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/22	500	539
North Texas Tollway Auth. , Series A, 5.00%, 1/1/23	2,400	2,673
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (3)	2,000	2,149
North Texas Tollway Auth. , Special Projects, Series D, 5.00%,
9/1/29 (Prerefunded 9/1/21) (3)	3,285	3,501
North Texas Tollway Auth. , Special Projects, Series D, 5.25%,
9/1/27 (Prerefunded 9/1/21) (3)	13,845	14,815
Plano Independent School Dist. , Permanent School Fund,
Series A, GO, 5.00%, 2/15/22	1,775	1,920
San Antonio, GO, 5.00%, 2/1/22	13,500	14,609
San Antonio, GO, 5.00%, 2/1/23	5,880	6,571
San Antonio Electric & Gas, 5.00%, 2/1/23	4,380	4,899
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/21	825	875
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/22	885	965
Texas, Series A, GO, 5.00%, 10/1/20	3,000	3,096
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Texas, TRAN, 4.00%, 8/27/20	15,000	15,312
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series A, 5.25%, 12/15/25	2,500	2,986
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series D, 6.25%, 12/15/26	19,180	22,314
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	1,340	1,467
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/24	5,090	5,581
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/27	7,185	7,838
Texas State Univ. System, Series A, 4.00%, 3/15/21 (2)	5,285	5,475
Texas State Univ. System, Series A, 5.00%, 3/15/22 (2)	2,000	2,172
Texas State Univ. System, Series A, 5.00%, 3/15/23 (2)	1,000	1,122
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23	7,325	8,372
Texas Transportation Commission State Highway Fund, 5.00%,
4/1/23	4,000	4,501
Univ. of Texas, Series I, 5.00%, 8/15/21	3,000	3,196
		296,510

Utah 0.3%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/23 (1)	4,475	5,025
		5,025

Virginia 6.3%
Chesapeake Bay Bridge & Tunnel Dist. , BAN, 5.00%, 11/1/23	10,150	11,509
Fairfax County IDA, Inova Health, 5.00%, 8/15/23	7,945	8,619
Fairfax County IDA, Inova Health, VRDN, 5.00%, 5/15/57
(Tender 5/15/23)	3,600	4,048
Fairfax County IDA, Inova Health, Series B, VRDN, 5.00%,
5/15/57 (Tender 5/15/21)	7,500	7,908
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/27	4,000	4,362
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/22	850	934
Loudoun County, Series B, GO, 5.00%, 12/1/20	2,250	2,338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Norfolk Water, 5.00%, 11/1/20	1,000	1,035
Norfolk Water, 5.00%, 11/1/22	5,000	5,557
Prince William County IDA, Novant Health, 5.00%, 11/1/26	1,870	2,066
Richmond Public Utility, Series A, 5.00%, 1/15/22	1,500	1,622
Virginia College Building Auth. , 5.00%, 2/1/26 (Prerefunded
2/1/22) (3)	11,140	12,068
Virginia College Building Auth. , 21st Century College &
Equipment Programs, Series B, 5.00%, 2/1/24	9,400	10,845
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
Series A, 5.00%, 9/1/21	2,045	2,182
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23	4,000	4,560
Virginia Commonwealth Transportation Board, GAN, 5.00%,
3/15/21	1,925	2,021
Virginia Commonwealth Transportation Board, GAN, 5.00%,
9/15/21	1,975	2,111
Virginia Commonwealth Transportation Board, Series 2011,
5.00%, 5/15/21	5,000	5,280
Virginia Public Building Auth. , Series A, 5.00%, 8/1/22
(Prerefunded 8/1/21) (3)	5,135	5,461
Virginia Public School Auth. , 1997 Resolution, Series B, 5.00%,
8/1/21	2,800	2,979
Virginia Public School Auth. , 1997 Resolution, Series 2016B,
5.00%, 8/1/22	3,255	3,585
Virginia Public School Auth. , 1997 Resolution, Series 2018B,
5.00%, 8/1/22	2,825	3,112
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22	775	847
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23	10,000	11,413
Virginia Transportation Board, Series 2014, 5.00%, 5/15/21	7,965	8,412
		124,874

Washington 1.8%
Energy Northwest, Columbia Generating, Series A, 5.00%,
7/1/23	6,745	7,149

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Energy Northwest Electric, Columbia Generating, Series A,
5.00%, 7/1/20	3,885	3,973
Port of Seattle, 5.00%, 4/1/21 (1)	1,125	1,180
Univ. of Washington, Series A, VRDN, 5.00%, 5/1/48 (Tender
5/1/22)	10,400	11,123
Washington, Series A-1, GO, 5.00%, 8/1/27	4,130	4,944
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/21	3,450	3,670
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	2,450	2,839
		34,878

Wisconsin 1.7%
PFA, Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/20 (6)	365	370
Wisconsin, Series 2, GO, 5.00%, 11/1/21	1,400	1,503
Wisconsin, Series 2011-2, GO, 5.00%, 11/1/22	11,250	12,076
Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22	5,470	6,079
Wisconsin, Series A, GO, 5.00%, 5/1/23	4,175	4,714
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (3)	5,000	5,815
Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/19	950	950
Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/20	400	415
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/22 (6)	850	907
		32,829

Total Investments in Securities 99.4%
(Cost $1,917,604)		$1,955,012
Other Assets Less Liabilities 0.6%		11,716
Net Assets 100.0%		$1,966,728

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	When-issued security
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Escrowed to maturity
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,846 and represents 0.2% of net assets.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
MUNIPSA	SIFMA Municipal Swap Index
PFA	Public Finance Authority/Agency
RAC	Revenue Anticipation Certificate
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.